Cost of Sales and Services (excluding Depreciation and Amortization) (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cost of sales and services [Abstract]
Fuels	$ 172,089	$ 174,510	$ 178,663
Electricity and infrastructure services	172,142	120,236	130,199
Salaries and related expenses	12,604	12,407	10,033
Generation and operating expenses and outsourcing	114,914	119,132	82,166
Insurance	15,156	14,568	11,040
Cost in respect of sale of renewable energy	126,314	16,171	13,455
Cost in respect of provision of services revenue and other costs	44,616	60,022	27,683
Others	0	4,831	41,073
Cost of sales and services	$ 657,835	$ 521,877	$ 494,312